INVESTMENTS - Assets and Liabilities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments	$ 2,378
Due from affiliates	782
Total Assets	3,161
Accounts payable	781
Due to affiliates	3
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Investments	6,877
Total Assets	14,087
Variable Interest Entity, Not Primary Beneficiary | Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Investments	2,378
Due from affiliates	4
Total Assets	2,382
Accounts payable	781
Due to affiliates	3
Maximum exposure to loss	$ 3,166